UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG Funds I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2015        (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2015

	Shares	Value
Common Stocks - 97.6%
Consumer Discretionary - 11.1%
Aaron’s, Inc.	20,700	$765,486
Comcast Corp., Class A	11,300	705,233
Dick’s Sporting Goods, Inc.	13,800	703,524
Dillard’s, Inc., Class A	8,900	906,732
Dollar General Corp.	8,400	675,108
Isle of Capri Casinos, Inc.*	15,400	280,896
Jack in the Box, Inc.	12,200	1,159,000
Lowe’s Cos., Inc.	7,000	485,520
Macy’s, Inc.	9,600	662,976
Marriott Vacations Worldwide Corp.	9,100	760,760
Outerwall, Inc.[1]	10,000	708,200
Sally Beauty Holdings, Inc.*	2,100	62,559
The TJX Cos., Inc.	11,600	809,912
The Walt Disney Co.	900	108,000
Total Consumer Discretionary		8,793,906
Consumer Staples - 8.5%
Archer-Daniels-Midland Co.	9,300	441,006
Bunge, Ltd.	1,100	87,835
Central Garden and Pet Co., Class A*	48,000	483,840
CVS Health Corp.	10,100	1,135,947
The Estee Lauder Cos., Inc., Class A	2,000	178,220
Hormel Foods Corp.	13,700	811,177
National Beverage Corp.*	5,800	137,866
Pilgrim’s Pride Corp.[1]	35,800	774,712
The Procter & Gamble Co.	6,800	521,560
Sanderson Farms, Inc.[1]	9,100	655,291
Tyson Foods, Inc., Class A	10,100	447,935
Wal-Mart Stores, Inc.	14,300	1,029,314
Total Consumer Staples		6,704,703
Energy - 6.4%
Cameron International Corp.*	17,600	888,096
Chevron Corp.	2,400	212,352
Dril-Quip, Inc.*	11,300	660,033
Exxon Mobil Corp.	9,600	760,416
FMC Technologies, Inc.*	10,200	334,152
Marathon Petroleum Corp.	9,400	513,898
Par Petroleum Corp.*	4,000	72,040
Phillips 66	4,600	365,700
Schlumberger, Ltd.	10,100	836,482

	Shares	Value
Valero Energy Corp.	6,700	$439,520
Total Energy		5,082,689
Financials - 14.1%
American Financial Group, Inc.	1,800	124,110
American International Group, Inc.	4,900	314,188
American Tower Corp.	800	76,088
Arch Capital Group, Ltd.*	11,700	834,912
Argo Group International Holdings, Ltd.	1,000	56,380
Bank of America Corp.	13,700	244,956
Berkshire Hathaway, Inc., Class A*	1	214,000
Berkshire Hathaway, Inc., Class B*	10,287	1,468,366
CenterState Banks, Inc.	5,600	78,064
The Chubb Corp.	2,200	273,526
Citigroup, Inc.	6,300	368,298
Clifton Bancorp, Inc.	3,100	42,160
Discover Financial Services	10,500	586,005
Everest Re Group, Ltd.	2,200	402,864
FelCor Lodging Trust, Inc.	7,300	68,328
First Defiance Financial Corp.	3,100	119,195
Franklin Resources, Inc.	1,800	81,990
GAMCO Investors, Inc., Class A	3,900	267,774
Great Southern Bancorp, Inc.	1,200	49,800
Guaranty Bancorp	5,400	86,562
Heritage Insurance Holdings, Inc.*	14,900	368,328
Jones Lang LaSalle, Inc.	4,200	747,768
JPMorgan Chase & Co.	4,600	315,238
KeyCorp	25,800	382,872
Metro Bancorp, Inc.	2,400	58,728
Morgan Stanley	1,100	42,724
PrivateBancorp, Inc.	15,300	632,502
Seacoast Banking Corp. of Florida*	3,900	58,305
SEI Investments Co.	9,400	501,114
Stonegate Bank	1,700	52,309
SunTrust Banks, Inc.	10,300	456,702
Third Point Reinsurance, Ltd.*	8,200	121,852
Universal Insurance Holdings, Inc.	16,800	460,656
Voya Financial, Inc.	16,800	788,760
Wells Fargo & Co.	5,700	329,859
WR Berkley Corp.	1,300	72,436
Total Financials		11,147,719

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 18.0%
Amgen, Inc.	6,300	$1,112,517
Anika Therapeutics, Inc.*	9,800	371,420
Atrion Corp.	251	101,379
Biogen, Inc.*	2,430	774,635
Cambrex Corp.*	14,400	709,200
Depomed, Inc.*	3,400	107,100
Enanta Pharmaceuticals, Inc.*,1	3,400	172,210
The Ensign Group, Inc.	12,500	639,000
Gilead Sciences, Inc.	11,700	1,378,962
HCA Holdings, Inc.*	10,200	948,702
Hologic, Inc.*	4,600	191,636
Humana, Inc.	1,800	327,762
IMS Health Holdings, Inc.*	25,700	851,955
Johnson & Johnson	9,800	982,058
Lannett Co., Inc.*	8,900	530,440
LHC Group, Inc.*	4,000	161,160
McKesson Corp.	1,200	264,684
Mettler-Toledo International, Inc.*	1,100	371,360
Natus Medical, Inc.*	18,900	853,524
Pfizer, Inc.	5,200	187,512
SciClone Pharmaceuticals, Inc.*	16,300	148,493
SurModics, Inc.*	10,800	253,692
UnitedHealth Group, Inc.	10,100	1,226,140
Universal Health Services, Inc., Class B	6,200	900,426
Waters Corp.*	5,200	694,148
Total Health Care		14,260,115
Industrials - 10.4%
Alaska Air Group, Inc.	22,400	1,696,800
AMERCO	500	179,685
Delta Air Lines, Inc.	20,650	915,621
Deluxe Corp.	1,300	83,759
FedEx Corp.	700	119,994
General Dynamics Corp.	5,900	879,749
General Electric Co.	17,300	451,530
Huntington Ingalls Industries, Inc.	5,800	680,978
JetBlue Airways Corp.*	2,500	57,450
PAM Transportation Services, Inc.*	1,300	68,380
Southwest Airlines Co.	4,500	162,900
Spirit AeroSystems Holdings, Inc., Class A*	14,400	810,720
UniFirst Corp.	4,000	443,280

	Shares	Value
Union Pacific Corp.	7,600	$741,684
USA Truck, Inc.*	3,100	60,636
Verisk Analytics, Inc.*	10,800	843,588
Total Industrials		8,196,754
Information Technology - 19.5%
Activision Blizzard, Inc.	2,600	67,054
Advanced Energy Industries, Inc.*	2,700	70,713
Apple, Inc.	25,141	3,049,603
Avid Technology, Inc.*	30,100	369,026
Dot Hill Systems Corp.*	64,800	409,536
Electronic Arts, Inc.*	12,900	922,995
EMC Corp.	2,800	75,292
ePlus, Inc.*	6,000	461,460
F5 Networks, Inc.*	5,200	697,528
Google, Inc., Class A*	645	424,087
Google, Inc., Class C*	301	188,309
II-VI, Inc.*	7,900	134,300
International Business Machines Corp.	3,600	583,164
Intuit, Inc.	1,000	105,770
MasterCard, Inc., Class A	15,580	1,517,492
Microsoft Corp.	22,700	1,060,090
MicroStrategy, Inc., Class A*	4,500	917,325
Oracle Corp.	23,600	942,584
PC Connection, Inc.	6,900	153,111
Pericom Semiconductor Corp.	19,900	238,203
QLogic Corp.*	34,000	301,580
Skyworks Solutions, Inc.	10,400	994,968
Tessera Technologies, Inc.	2,500	86,650
Visa, Inc., Class A	22,400	1,687,616
Total Information Technology		15,458,456
Materials - 4.3%
AEP Industries, Inc.*	700	33,845
Celanese Corp., Series A	12,700	837,184
Graphic Packaging Holding Co.	25,300	382,030
KapStone Paper and Packaging Corp.	2,100	49,140
LyondellBasell Industries N.V., Class A	8,100	760,023
Sealed Air Corp.	12,900	685,893
The Sherwin-Williams Co.	1,172	325,535
Westlake Chemical Corp.	4,900	306,103
Total Materials		3,379,753

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 2.9%
AT&T, Inc.	34,202	$1,188,164
Telephone & Data Systems, Inc.	27,100	797,011
T-Mobile US, Inc.*	1,850	75,221
Verizon Communications, Inc.	5,700	266,703
Total Telecommunication Services		2,327,099
Utilities - 2.4%
American Electric Power Co., Inc.	2,400	135,768
American States Water Co.	5,500	212,025
American Water Works Co, Inc.	12,000	622,920
Ormat Technologies, Inc.	3,600	146,448
Public Service Enterprise Group, Inc.	19,700	820,899
Total Utilities		1,938,060
Total Common Stocks (cost $55,181,208)		77,289,254

	Principal Amount
Short-Term Investments - 5.0%
Repurchase Agreements - 2.3%[2]
HSBC Securities USA Inc, dated 07/31/15, due 08/03/15, 0.140%, total to be received $1,000,012 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 08/01/22 - 08/01/48, totaling $1,020,001)	$1,000,000	1,000,000

	Principal Amount	Value
Merrill Lynch Pierce Fenner & Smith Inc, dated 07/31/15, due 08/03/15, 0.130%, total to be received $857,598 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.125%, 11/15/15 - 02/15/42, totaling $874,741)	$857,589	$857,589
Total Repurchase Agreements		1,857,589

	Shares
Other Investment Companies - 2.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	2,109,495	2,109,495
Total Short-Term Investments (cost $3,967,084)		3,967,084
Total Investments - 102.6% (cost $59,148,292)		81,256,338
Other Assets, less Liabilities - (2.6)%		(2,097,154)
Net Assets - 100.0%		$79,159,184

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2015

	Shares	Value
Common Stocks - 99.7%
Consumer Discretionary - 14.0%
1-800-Flowers.com, Inc., Class A*	4,300	$42,785
Amazon.com, Inc.*	70	37,530
Big Lots, Inc.	14,100	608,838
Boyd Gaming Corp.*	24,200	413,578
Carter’s, Inc.	1,400	141,974
Citi Trends, Inc.*	5,700	135,717
Comcast Corp., Class A4	21,100	1,316,851
DISH Network Corp., Class A*	12,340	797,287
Dollar General Corp.[4]	11,400	916,218
DSW, Inc., Class A	23,800	773,976
Entravision Communications Corp., Class A	24,600	188,682
Expedia, Inc.	600	72,864
Foot Locker, Inc.	14,100	994,755
The Home Depot, Inc.	11,600	1,357,548
Isle of Capri Casinos, Inc.*	23,500	428,640
Liberty Interactive Corp., Class A*	7,610	221,071
Morningstar, Inc.	500	42,595
Outerwall, Inc.[1]	900	63,738
PetMed Express, Inc.	16,300	274,655
Starbucks Corp.	14,900	863,157
The Walt Disney Co.	1,400	168,000
Total Consumer Discretionary		9,860,459
Consumer Staples - 8.1%
Altria Group, Inc.	9,400	511,172
Brown-Forman Corp., Class B	450	48,784
Bunge, Ltd.	9,500	758,575
Cal-Maine Foods, Inc.[1]	1,900	102,904
Central Garden and Pet Co., Class A*	6,100	61,488
Church & Dwight Co., Inc.	700	60,431
The Clorox Co.	400	44,776
Coca-Cola Enterprises, Inc.	6,500	332,020
CVS Health Corp.[4]	8,600	967,242
The Estee Lauder Cos., Inc., Class A	5,400	481,194
Hormel Foods Corp.	10,820	640,652
The Kroger Co.	1,800	70,632
PepsiCo, Inc.	6,180	595,443
Pilgrim’s Pride Corp.[1]	18,900	408,996
The Procter & Gamble Co.[4]	6,900	529,230

	Shares	Value
WD-40 Co.	600	$53,778
Total Consumer Staples		5,667,317
Energy - 6.5%
Cameron International Corp.*	10,500	529,830
Chevron Corp.	800	70,784
CVR Energy, Inc.[1]	3,900	149,097
Dril-Quip, Inc.*	1,300	75,933
Exxon Mobil Corp.	7,300	578,233
Marathon Petroleum Corp.[4]	18,400	1,005,928
Phillips 66	800	63,600
Schlumberger, Ltd.	12,900	1,068,378
Valero Energy Corp.[4]	16,000	1,049,600
Total Energy		4,591,383
Financials - 17.4%
1st Source Corp.	1,900	64,581
The Allstate Corp.	7,900	544,705
American Express Co.[4]	8,400	638,904
Ameriprise Financial, Inc.	500	62,835
Apartment Investment & Management Co., Class A	4,500	175,860
Arch Capital Group, Ltd.*	1,100	78,496
Bank of America Corp.[4]	70,450	1,259,646
The Bank of New York Mellon Corp.	3,600	156,240
Berkshire Hathaway, Inc., Class B*,4	11,300	1,612,962
CBL & Associates Properties, Inc.	28,000	457,520
Citigroup, Inc.	3,110	181,811
Everest Re Group, Ltd.	1,300	238,056
First Defiance Financial Corp.	710	27,300
Flagstar Bancorp, Inc.*	7,900	160,370
Franklin Resources, Inc.	6,200	282,410
GAMCO Investors, Inc., Class A	2,700	185,382
Host Hotels & Resorts, Inc.	2,900	56,202
JPMorgan Chase & Co.[4]	23,700	1,624,161
LaSalle Hotel Properties	1,600	53,232
Lazard, Ltd., Class A	8,300	459,903
Morgan Stanley	1,900	73,796
Northern Trust Corp.	2,940	224,881
OFG Bancorp	5,600	45,136
Paramount Group, Inc.	3,300	58,971
PayPal Holdings, Inc.*	1,000	38,700

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 17.4% (continued)
Post Properties, Inc.	1,100	$62,634
PrivateBancorp, Inc.	1,900	78,546
The Progressive Corp.	2,600	79,300
Public Storage	300	61,554
SEI Investments Co.	1,700	90,627
Simon Property Group, Inc.	3,510	657,142
Synovus Financial Corp.	780	24,586
Taubman Centers, Inc.	800	59,840
The Travelers Cos., Inc.	8,100	859,572
Voya Financial, Inc.	15,300	718,335
Wells Fargo & Co.[4]	13,200	763,884
Total Financials		12,218,080
Health Care - 16.3%
Aetna, Inc.	250	28,243
Agilent Technologies, Inc.	670	27,436
Alliance HealthCare Services, Inc.*,1	2,700	40,392
Amgen, Inc.	6,800	1,200,812
Biogen, Inc.*	2,100	669,438
Celgene Corp.*	800	105,000
Chemed Corp.	2,100	311,766
Enanta Pharmaceuticals, Inc.*,1	6,700	339,355
Gilead Sciences, Inc.[4]	11,700	1,378,962
HCA Holdings, Inc.*	8,500	790,585
Health Net, Inc.*	1,500	100,290
Hologic, Inc.*	7,400	308,284
Johnson & Johnson[4]	9,700	972,037
LHC Group, Inc.*	800	32,232
Merck & Co., Inc.[4]	8,400	495,264
Molina Healthcare, Inc.*	1,000	75,430
Natus Medical, Inc.*	2,300	103,868
Pfizer, Inc.	4,300	155,058
SciClone Pharmaceuticals, Inc.*	24,400	222,284
St. Jude Medical, Inc.	12,500	922,750
UnitedHealth Group, Inc.[4]	10,900	1,323,260
Universal Health Services, Inc., Class B	6,900	1,002,087
Waters Corp.*	500	66,745
Zoetis, Inc.	15,100	739,598
Total Health Care		11,411,176
Industrials - 10.2%
3M Co.	3,100	469,154

	Shares	Value
Alaska Air Group, Inc.	7,600	$575,700
Atlas Air Worldwide Holdings, Inc.*	12,800	629,120
Delta Air Lines, Inc.	9,700	430,098
Ennis, Inc.	5,100	85,578
General Dynamics Corp.	6,800	1,013,948
General Electric Co.	12,000	313,200
JetBlue Airways Corp.*	11,400	261,972
Roper Technologies, Inc.	1,200	200,724
Southwest Airlines Co.	21,400	774,680
Spirit AeroSystems Holdings, Inc., Class A*	15,100	850,130
United Parcel Service, Inc., Class B	9,130	934,547
Verisk Analytics, Inc.*	7,100	554,581
WABCO Holdings, Inc.*	500	61,735
Total Industrials		7,155,167
Information Technology - 18.0%
Activision Blizzard, Inc.	35,100	905,229
Apple, Inc.[4]	21,307	2,584,539
Dolby Laboratories, Inc., Class A	900	31,635
Dot Hill Systems Corp.*	35,700	225,624
eBay, Inc.*	1,390	39,087
Electronic Arts, Inc.*	14,200	1,016,010
F5 Networks, Inc.*	6,900	925,566
Google, Inc., Class A*,4	882	579,915
Google, Inc., Class C*,4	382	238,983
Intel Corp.[4]	31,400	909,030
Intuit, Inc.	1,590	168,174
IXYS Corp.	3,720	38,911
Jabil Circuit, Inc.	37,140	752,085
Marchex, Inc., Class B	14,500	66,700
Microsoft Corp.[4]	18,700	873,290
MicroStrategy, Inc., Class A*	4,500	917,325
Multi-Fineline Electronix, Inc.*	1,420	25,361
Plantronics, Inc.	700	40,656
Progress Software Corp.*	1,400	41,552
QLogic Corp.*	21,200	188,044
Tessera Technologies, Inc.	4,500	155,970
Texas Instruments, Inc.[4]	18,100	904,638
TTM Technologies, Inc.*	13,900	126,907
Visa, Inc., Class A	10,800	813,672
Xerox Corp.	7,700	84,854
Total Information Technology		12,653,757

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.7%
Bemis Co., Inc.	4,900	$218,393
Domtar Corp.	19,000	772,540
The Dow Chemical Co.	1,800	84,708
FutureFuel Corp.	11,800	134,992
International Paper Co.	2,200	105,314
LyondellBasell Industries N.V., Class A	9,900	928,917
Sealed Air Corp.	16,900	898,573
Stepan Co.	1,400	68,614
SunCoke Energy, Inc.	4,600	56,534
Total Materials		3,268,585
Telecommunication Services - 2.8%
AT&T, Inc.	4,381	152,203
CenturyLink, Inc.	1,300	37,180
Telephone & Data Systems, Inc.	13,800	405,858
Verizon Communications, Inc.[4]	29,200	1,366,268
Total Telecommunication Services		1,961,509
Utilities - 1.7%
AES Corp.	5,000	64,000
American Electric Power Co., Inc.	3,600	203,652
American Water Works Co, Inc.	1,200	62,292
IDACORP, Inc.	1,000	62,110
Public Service Enterprise Group, Inc.	20,000	833,400
Total Utilities		1,225,454
Total Common Stocks (cost $63,518,532)		70,012,887

	Contracts	Value
Purchased Options - 0.3%
S&P 500 Puts, 1,900 Strike Price, Expiration 09/18/15	87	$36,540
S&P 500 Puts, 1,925 Strike Price, Expiration 08/21/15	91	10,010
S&P 500 Puts, 1,925 Strike Price, Expiration 09/18/15	32	16,960
S&P 500 Puts, 1,940 Strike Price, Expiration 10/16/15	110	161,700
S&P 500 Puts, 1,975 Strike Price, Expiration 08/21/15	27	5,400
Total Purchased Options (cost $669,780)		230,610

	Principal Amount
Short-Term Investments - 1.7%
Repurchase Agreements - 1.2%[2]
HSBC Securities USA Inc, dated 07/31/15, due 08/03/15, 0.130%, total to be received $811,419 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 08/15/15 - 08/15/44, totaling $827,642)	$811,410	811,410

	Shares
Other Investment Companies - 0.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	388,268	388,268
Total Short-Term Investments (cost $1,199,678)		1,199,678
Total Investments - 101.7% (cost $65,387,990)		71,443,175
Other Assets, less Liabilities - (1.7)%		(1,209,631)
Net Assets - 100.0%		$70,233,544

AMG FQ Global Risk-Balanced Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2015

	Shares	Value
Exchange Traded Funds - 55.2%
iShares Barclays TIPS Bond Fund[4]	103,627	$11,673,582
iShares iBoxx $ High Yield Corporate Bond Fund[1,4]	155,976	13,721,209
iShares iBoxx $ Investment Grade Corporate Bond	38,460	4,474,821
Jefferies TR/J CRB Global Commodity Equity Index Fund	19,904	693,455
Market Vectors Gold Miners[1]	52,928	727,760
Market Vectors Natural Resources[1]	22,584	704,169
Materials Select Sector SPDR Fund[1]	15,361	705,838
SPDR DB International Government Inflation-Protected Bond	45,420	2,459,039
Vanguard REIT[1,4]	55,525	4,386,475
Total Exchange Traded Funds (cost $40,926,072)		39,546,348

	Notes
Exchange Traded Notes - 10.9%
Barclays, Inc., iPath Bloomberg Agriculture Subindex Total Return, 10/23/37	18,049	653,013
Barclays, Inc., iPath Dow Jones-UBS Copper Subindex Total Return, 10/22/37[1]	44,163	1,222,874
Barclays, Inc., iPath Dow Jones-UBS Grains Subindex Total Return, 10/22/37	21,266	712,198
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38[1]	73,414	1,439,964
Goldman Sachs, Connect S&P GSCI Enhanced Commodity Index Total Return, 7/31/37	38,234	969,232
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index Total Return, 10/24/22	511,920	2,805,322
Total Exchange Traded Notes (cost $10,652,050)		7,802,603

	Number of Contracts
Purchased Options - 0.3%
EURO STOXX 50 Puts, 2,850 Strike Price, Expiration 12/18/15	55	9,483
EURO STOXX 50 Puts, 2,900 Strike Price, Expiration 12/18/15	41	8,420
EURO STOXX 50 Puts, 3,150 Strike Price, Expiration 09/18/15	12	1,252
EURO STOXX 50 Puts, 3,175 Strike Price, Expiration 08/21/15	3	82
EURO STOXX 50 Puts, 3,200 Strike Price, Expiration 09/18/15	54	7,295
EURO STOXX 50 Puts, 3,250 Strike Price, Expiration 08/21/15	60	2,636
EURO STOXX 50 Puts, 3,250 Strike Price, Expiration 09/18/15	15	2,669
EURO STOXX 50 Puts, 3,275 Strike Price, Expiration 08/21/15	38	2,003
S&P 500 Puts, 1,920 Strike Price, Expiration 08/21/15	26	2,574
S&P 500 Puts, 1,925 Strike Price, Expiration 08/21/15	50	5,500
S&P 500 Puts, 1,925 Strike Price, Expiration 09/18/15	77	40,810
S&P 500 Puts, 1,940 Strike Price, Expiration 10/16/15	81	119,070
S&P 500 Puts, 1,950 Strike Price, Expiration 09/18/15	1	750
Total Purchased Options (cost $648,976)		202,544

	Principal Amount
U.S. Government Obligations - 12.5%
United States Treasury Bill, 0.061%, 11/27/15[4,5,6] (cost $8,997,535)	$9,000,000	8,998,191

AMG FQ Global Risk-Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 27.1%
Repurchase Agreements - 5.4%[2]
Citigroup Global Markets Inc, dated 07/31/15, due 08/03/15, 0.160%, total to be received $1,000,013 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 04/30/16 - 09/01/47, totaling $1,020,000)	$1,000,000	$1,000,000
HSBC Securities USA Inc, dated 07/31/15, due 08/03/15, 0.140%, total to be received $1,000,012 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 08/01/22 - 08/01/48, totaling $1,020,001)	1,000,000	1,000,000
Merrill Lynch Pierce Fenner & Smith Inc, dated 07/31/15, due 08/03/15, 0.130%, total to be received $894,679 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.1250%, 11/15/15 - 02/15/42, totaling $912,562)	894,669	894,669
Mizuho Securities USA Inc, dated 07/31/15, due 08/03/15, 0.190%, total to be received $1,000,016 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 06/13/16 - 07/01/43, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		3,894,669

	Shares
Other Investment Companies - 21.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	6,851,911	6,851,911
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.12%	8,649,793	8,649,793
Total Other Investment Companies		15,501,704
Total Short-Term Investments (cost $19,396,373)		19,396,373
Total Investments - 106.0% (cost $80,621,006)		75,946,059
Other Assets, less Liabilities - (6.0)%		(4,302,040)
Net Assets - 100.0%		$71,644,019

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At July 31, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG FQ Tax-Managed U.S. Equity Fund	$59,148,520	$23,189,140	$(1,081,322)	$22,107,818
AMG FQ U.S. Equity Fund	65,438,650	8,249,564	(2,245,039)	6,004,525
AMG FQ Global Risk-Balanced Fund	81,791,336	904,478	(6,749,755)	(5,845,277)

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of July 31, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ Tax-Managed U.S. Equity Fund	$1,732,810	2.2%
AMG FQ U.S. Equity Fund	787,914	1.1%
AMG FQ Global Risk-Balanced Fund	3,817,505	5.3%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the July 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Some or all of these securities were held as collateral for options written.
[5]	Represents effective yield at the time of purchase.
[6]	Some or all of these securities were held as collateral for futures contracts as of July 31, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ Global Risk-Balanced Fund	$8,998,191	12.6%

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of July 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ Tax-Managed U.S. Equity Fund
Investments in Securities
Common Stocks†	$77,289,254	—	—	$77,289,254
Short-Term Investments
Repurchase Agreements	—	$1,857,589	—	1,857,589
Other Investment Companies	2,109,495	—	—	2,109,495

Total Investments in Securities	$79,398,749	$1,857,589	—	$81,256,338

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ U.S. Equity Fund
Investments in Securities
Common Stocks†	$70,012,887	—	—	$70,012,887
Purchased Options	230,610	—	—	230,610
Short-Term Investments
Repurchase Agreements	—	$811,410	—	811,410
Other Investment Companies	388,268	—	—	388,268

Total Investments in Securities	$70,631,765	$811,410	—	$71,443,175

Financial Derivative Instruments-Liabilities††
Equity Contracts	$(167,973)	—	—	$(167,973)

Total Financial Derivative Instruments	$(167,973)	—	—	$(167,973)

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ Global Risk-Balanced Fund
Investments in Securities
Exchange Traded Funds†††	$39,546,348	—	—	$39,546,348
Exchange Traded Notes†††	7,802,603	—	—	7,802,603
Purchased Options	202,544	—	—	202,544
U.S. Government Obligations	—	$8,998,191	—	8,998,191
Short-Term Investments
Repurchase Agreements	—	3,894,669	—	3,894,669
Other Investment Companies	15,501,704	—	—	15,501,704

Total Investments in Securities	$63,053,199	$12,892,860	—	$75,946,059

Financial Derivative Instruments-Assets††
Equity Contracts	$339,212	—	—	$339,212
Interest Rate Contracts	618,571	—	—	618,571

	957,783	—	—	957,783

Financial Derivative Instruments-Liabilities††
Equity Contracts	(716,250)	—	—	(716,250)

Total Financial Derivative Instruments	$241,533	—	—	$241,533

†	For a detailed break-out of the common stocks by major industry classification, please refer to the respective Funds’ Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, written options and forwards, are not reflected in the Schedule of Portfolio Investments. Futures and forwards are valued at the unrealized appreciation/depreciation of the instrument and written options are shown at value.
†††	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed breakout of these securities, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

At July 31, 2015, the following Funds had open written options:

AMG FQ U.S. Equity Fund - Written Option Contracts

Description	Strike Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Call)	2,200	08/21/15	27	$16,834	$16,024
S&P 500 Index (Call)	2,210	09/18/15	32	28,752	25,232
S&P 500 Index (Call)	2,220	10/16/15	110	76,835	41,635
S&P 500 Index (Call)	2,230	09/18/15	87	69,469	64,249
S&P 500 Index (Call)	2,240	08/21/15	91	77,213	75,666
S&P 500 Index (Put)	1,825	09/18/15	87	112,970	94,265
S&P 500 Index (Put)	1,850	08/21/15	91	131,814	126,809
S&P 500 Index (Put)	1,850	09/18/15	32	49,552	41,552

Notes to Schedules of Portfolio Investments (continued)

Description	Strike Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Put)	1,860	10/16/15	110	$98,835	$10,835
S&P 500 Index (Put)	1,900	08/21/15	27	18,860	16,970

			Totals	$681,134	$513,237

AMG FQ Global Risk-Balanced Fund - Written Option Contracts

Description	Strike Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
EURO STOXX 50 (Call)	3,800	08/21/15	3	$710	$611
EURO STOXX 50 (Call)	3,850	09/18/15	6	1,652	855
EURO STOXX 50 (Call)	3,850	12/18/15	55	17,755	(18,427)
EURO STOXX 50 (Call)	3,925	08/21/15	3	604	594
EURO STOXX 50 (Call)	3,950	08/21/15	17	5,050	5,013
EURO STOXX 50 (Call)	3,950	12/18/15	25	7,538	(2,401)
EURO STOXX 50 (Call)	3,975	12/18/15	16	4,665	(888)
EURO STOXX 50 (Call)	4,000	08/21/15	81	16,970	16,881
EURO STOXX 50 (Call)	4,000	09/18/15	24	6,418	5,838
EURO STOXX 50 (Call)	4,100	09/18/15	32	9,334	9,053
EURO STOXX 50 (Call)	4,150	09/18/15	49	12,861	12,592
EURO STOXX 50 (Put)	2,650	12/18/15	55	22,449	17,919
EURO STOXX 50 (Put)	2,700	12/18/15	41	15,477	11,425
EURO STOXX 50 (Put)	2,800	09/18/15	24	9,131	8,630
EURO STOXX 50 (Put)	2,850	09/18/15	6	1,618	1,466
EURO STOXX 50 (Put)	2,900	08/21/15	3	615	595
EURO STOXX 50 (Put)	2,950	09/18/15	12	4,449	3,988
EURO STOXX 50 (Put)	3,000	08/21/15	3	641	608
EURO STOXX 50 (Put)	3,000	09/18/15	30	13,545	12,062
EURO STOXX 50 (Put)	3,050	08/21/15	60	10,227	9,370
EURO STOXX 50 (Put)	3,050	09/18/15	9	4,222	3,659
EURO STOXX 50 (Put)	3,100	08/21/15	35	6,702	6,087
S&P 500 Index (Call)	2,200	09/18/15	1	498	328
S&P 500 Index (Call)	2,210	09/18/15	56	50,282	44,122
S&P 500 Index (Call)	2,220	10/16/15	81	56,529	30,609

Notes to Schedules of Portfolio Investments (continued)

Description	Strike Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Call)	2,240	08/21/15	55	$42,584	$41,649
S&P 500 Index (Call)	2,250	08/21/15	21	14,656	14,341
S&P 500 Index (Call)	2,250	09/18/15	21	16,126	15,286
S&P 500 Index (Put)	1,830	09/18/15	21	24,106	19,444
S&P 500 Index (Put)	1,850	08/21/15	76	113,149	108,969
S&P 500 Index (Put)	1,850	09/18/15	56	89,482	75,482
S&P 500 Index (Put)	1,860	09/18/15	1	428	131
S&P 500 Index (Put)	1,860	10/16/15	81	72,729	7,929

			Totals	$653,202	$463,820

Transactions in written put and call options for the period ended July 31, 2015, were as follows:

AMG FQ U.S. Equity Fund

	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2014	684	$694,579
Options written	2,090	2,497,670
Options exercised/expired/closed	(2,080)	(2,511,115)

Options outstanding at July 31, 2015	694	$681,134

AMG FQ Global Risk-Balanced Fund

	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2014	1,420	$939,802
Options written	4,115	2,627,281
Options exercised/expired/closed	(4,476)	(2,913,881)

Options outstanding at July 31, 2015	1,059	$653,202

Notes to Schedules of Portfolio Investments (continued)

At July 31, 2015, the following Funds had open futures contracts:

AMG FQ US Equity Fund - Future Contracts

Type	Number of Contracts	Position	Expiration Date	Unrealized gain
S&P 500 E-Mini Index	2	Long	09/18/15	$(76)

AMG FQ Global Risk-Balanced Fund - Future Contracts

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Amsterdam Index	EUR	18	Long	08/21/15	$4,530
Australia 10-Year Bond	AUD	75	Long	09/16/15	209,374
Australian SPI 200 Index	AUD	35	Long	09/18/15	104,139
CAC40 Index	EUR	33	Long	08/24/15	13,452
Canadian 10-Year Bond	CAD	67	Long	09/30/15	219,100
Dax Index	EUR	6	Long	09/18/15	67,203
E-Mini MSCI	USD	91	Long	09/18/15	(305,510)
FTSE 100 Index	GBP	26	Long	09/21/15	(3,685)
FTSE/MIB Index	EUR	15	Long	09/18/15	113,087
Hang Seng Index	HKD	11	Long	08/31/15	23,245
IBEX 35 Index	EUR	14	Long	08/24/15	(6,668)
Russell 2000 Index	USD	75	Long	09/18/15	(196,148)
S&P 500 E-Mini Index	USD	30	Long	09/18/15	(1,133)
S&P/TSX 60 Index	CAD	23	Long	09/18/15	(13,724)
TOPIX Index	JPY	20	Long	09/11/15	13,556
U.K. 10-Year Gilt	GBP	78	Long	09/30/15	30,697
U.S. Treasury Long Bond	USD	61	Long	09/30/15	159,400

				Total	$430,915

INVESTMENTS ABBREVIATIONS:

REIT:	Real Estate Investment Trust
TIPS:	Treasury Inflation-Protected Securities

Notes to Schedules of Portfolio Investments (continued)

CURRENCY ABBREVIATIONS:

AUD:	Australian Dollar	HKD:	Hong Kong Dollar
CAD:	Canadian Dollar	JPY:	Japanese Yen
EUR:	Euro	USD:	U.S. Dollar
GBP:	British Pound

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter (“OTC”) market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost.

Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except ETF’s, which are valued the same as equity securities.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee and Pricing Committee are the committees appointed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own

Notes to Schedules of Portfolio Investments (continued)

assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

Level 1—inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, option contracts)

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3—inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs) Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

OPTIONS

An option is a contract that gives the buyer the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a certain date. A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

FUTURES CONTRACTS

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded unless otherwise noted. The counterparty for all OTC futures contracts is Morgan Stanley.

AMG GW&K Core Bond Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2015

	Principal Amount	Value
Corporate Bonds and Notes - 49.2%
Financials - 15.7%
Bank of America Corp., 5.625%, 07/01/20	$9,357,000	$10,546,583
Citigroup, Inc., 8.500%, 05/22/19	8,513,000	10,389,521
General Electric Capital Corp., GMTN, 6.000%, 08/07/19	9,194,000	10,565,754
General Motors Financial Co., Inc., 4.250%, 05/15/23	6,225,000	6,171,048
The Goldman Sachs Group, Inc., 6.125%, 02/15/33	8,520,000	10,264,436
JPMorgan Chase & Co., Series 1, 7.900%, 04/29/49[1,2]	9,774,000	10,323,788
Morgan Stanley, GMTN, 5.500%, 07/28/21	9,409,000	10,603,783
The PNC Financial Services Group, Inc., 6.750%, 07/29/49[1,2]	9,578,000	10,643,553
US Bancorp, MTN, 2.950%, 07/15/22	7,090,000	7,020,475
Wells Fargo & Co., Series K, 7.980%, 03/29/49[1,2]	9,581,000	10,395,385
Total Financials		96,924,326
Industrials - 33.5%
AbbVie, Inc., 3.200%, 11/06/22	6,500,000	6,455,449
Actavis Funding SCS, 3.800%, 03/15/25	7,234,000	7,066,215
BorgWarner, Inc., 3.375%, 03/15/25	10,800,000	10,622,448
Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	4,884,000	6,091,838
Canadian Pacific Railway Co., 2.900%, 02/01/25	7,245,000	6,865,732
CF Industries, Inc., 7.125%, 05/01/20	8,838,000	10,500,507
Comcast Corp., 7.050%, 03/15/33	3,530,000	4,614,063
CVS Health Corp., 4.000%, 12/05/23	10,000,000	10,402,160
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.000%, 03/01/21	9,720,000	10,512,384
Ford Motor Co., 7.450%, 07/16/31	7,706,000	9,867,988
Georgia-Pacific LLC, 8.000%, 01/15/24	8,101,000	10,492,375
Host Hotels & Resorts, L.P., Series C, 4.750%, 03/01/23	6,714,000	7,084,056
International Paper Co., 3.800%, 01/15/26	6,500,000	6,353,757
Joy Global, Inc., 5.125%, 10/15/21	6,311,000	6,633,246
L-3 Communications Corp., 4.950%, 02/15/21	4,908,000	5,196,983
Mohawk Industries, Inc., 3.850%, 02/01/23	6,255,000	6,322,879
The Mosaic Co., 4.250%, 11/15/23	6,544,000	6,723,705
Owens Corning, 4.200%, 12/15/22	6,788,000	6,905,846
QVC, Inc., 4.375%, 03/15/23	7,100,000	6,989,062
Starwood Hotels & Resorts Worldwide, Inc., 4.500%, 10/01/34	6,810,000	6,256,946
Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	6,675,000	6,872,880
Time Warner, Inc., 4.000%, 01/15/22	7,800,000	8,055,739
Tyson Foods, Inc., 4.875%, 08/15/34	6,373,000	6,537,838
Verizon Communications, Inc., 5.150%, 09/15/23	9,199,000	10,141,530
Viacom, Inc., 6.875%, 04/30/36	5,350,000	6,097,828
Weyerhaeuser Co., 7.375%, 03/15/32	7,862,000	10,008,758

1

AMG GW&K Core Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 33.5% (continued)
Xerox Corp., 2.750%, 09/01/20	$7,214,000	$7,144,500
Total Industrials		206,816,712
Total Corporate Bonds and Notes (cost $311,791,287)		303,741,038
Municipal Bonds - 4.9%
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	4,465,000	6,583,330
Illinois State General Obligation, 5.877%, 03/01/19	10,000,000	10,960,300
Metropolitan Transportation Authority Revenue, Build America Bonds, 6.687%, 11/15/40	3,900,000	5,106,816
New Jersey Transportation Trust Fund Authority Revenue, Build America Bonds, Series C, 5.754%, 12/15/28	6,280,000	6,600,971
Ohio Jobs Beverage System Statewide Revenue Bonds, Taxable Series B, 4.532%, 01/01/35	1,065,000	1,127,324
Total Municipal Bonds (cost $30,847,409)		30,378,741
U.S. Government and Agency Obligations - 42.8%
Federal Home Loan Mortgage Corporation - 7.8%
FHLMC Gold Pool,
3.500%, 11/01/25	12,185,662	12,923,148
4.000%, 05/01/26	496,720	530,849
5.000%, 06/01/41 to 07/01/44	21,751,017	24,165,744
6.000%, 12/01/39 to 05/01/40	9,229,671	10,521,752
Total Federal Home Loan Mortgage Corporation		48,141,493
Federal National Mortgage Association - 26.1%
FNMA,
3.500%, 07/01/28	6,502,459	6,903,112
4.000%, 01/01/29	12,381,028	13,103,807
4.500%, 04/01/39 to 06/01/41	41,167,103	45,056,342
5.000%, 02/01/34 to 08/01/40	24,983,230	27,703,603
5.375%, 06/12/17	17,306,000	18,792,464
5.500%, 08/01/37 to 10/01/41	43,733,232	49,354,850
Total Federal National Mortgage Association		160,914,178
U.S. Government Obligations - 8.9%
U.S. Treasury Bonds,
4.500%, 02/15/36	2,900,000	3,755,274
6.250%, 08/15/23 to 05/15/30	19,722,000	27,497,451
U.S. Treasury Notes,
2.125%, 09/30/21	10,600,000	10,785,500
2.250%, 11/15/24	13,000,000	13,065,000
2.375%, 08/15/24	76,000	77,241
Total U.S. Government Obligations		55,180,466
Total U.S. Government and Agency Obligations (cost $265,318,042)		264,236,137

2

AMG GW&K Core Bond Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 2.3%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08% (cost $14,120,258)	14,120,258	$14,120,258
Total Investments - 99.2% (cost $622,076,996)		612,476,174
Other Assets, less Liabilities - 0.8%		4,650,405
Net Assets - 100.0%		$617,126,579

3

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $622,076,996 for federal income tax purposes at July 31, 2015, the aggregate gross unrealized appreciation and depreciation were $816,775 and $10,417,597, respectively, resulting in net unrealized depreciation of investments of $9,600,822.

[1]	Variable Rate Security: The rate listed is as of July 31, 2015, and is periodically reset subject to terms and conditions set forth in the debenture.
[2]	Perpetuity Bond: The date shown is the final call date.
[3]	Yield shown represents the July 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Corporation
GMTN:	Global Medium-Term Note
MTN:	Medium-Term Note

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Fund’s investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short-term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee and Pricing Committee are the committees appointed by the Board to make fair value determinations for such investments. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without

4

Notes to Schedules of Portfolio Investments (continued)

regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1—inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3—inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of July 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Core Bond Fund
Investments in Securities
Corporate Bonds and Notes†	—	$303,741,038	—	$303,741,038
Municipal Bonds	—	30,378,741	—	30,378,741
U.S. Government and Agency Obligations†	—	264,236,137	—	264,236,137
Other Investment Companies	$14,120,258	—	—	14,120,258

Total Investments in Securities	$14,120,258	$598,355,916	—	$612,476,174

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2015, the Fund had no transfers between levels from the beginning of the reporting period.

5

AMG Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2015

	Shares	Value
Common Stocks - 98.3%
Consumer Discretionary - 14.1%
2U, Inc.*	23,276	$746,927
American Eagle Outfitters, Inc.	9,731	172,725
Boot Barn Holdings, Inc.*	356	11,250
Chico’s FAS, Inc.	19,969	303,928
Deckers Outdoor Corp.*	7,247	528,161
Dorman Products, Inc.*,1	7,555	398,753
DSW, Inc., Class A	16,471	535,637
Fiesta Restaurant Group, Inc.*	5,475	318,262
Fox Factory Holding Corp.*	17,698	281,044
Harman International Industries, Inc.	3,592	386,715
IMAX Corp.*	6,565	245,597
LKQ Corp.*	21,606	679,725
Noodles & Co.*,1	3,881	60,078
Ollie’s Bargain Outlet Holdings, Inc.*	245	4,807
Rentrak Corp.*,1	1,841	126,053
Tilly’s, Inc., Class A*	15,473	140,031
Total Consumer Discretionary		4,939,693
Consumer Staples - 0.9%
Natural Grocers by Vitamin Cottage, Inc.*	12,083	323,099
Energy - 1.2%
Bonanza Creek Energy, Inc.*	13,498	105,419
Carrizo Oil & Gas, Inc.*	128	4,881
Oasis Petroleum, Inc.*,1	14,457	139,221
WPX Energy, Inc.*	18,568	161,542
Total Energy		411,063
Financials - 8.4%
Allied World Assurance Co. Holdings AG	18,793	794,192
Jones Lang LaSalle, Inc.	2,413	429,611
Raymond James Financial, Inc.	17,577	1,037,043
Signature Bank*	4,588	667,967
Total Financials		2,928,813
Health Care - 27.8%
ABIOMED, Inc.*	1,994	154,455
Alkermes PLC*	7,484	524,030
AmSurg Corp.*	3,792	272,038
Avalanche Biotechnologies, Inc.*	11,155	164,202
BioDelivery Sciences International, Inc.*,1	1,104	8,998
Bluebird Bio, Inc.*	527	87,392
Celldex Therapeutics, Inc.*	32,766	771,639

	Shares	Value
DexCom, Inc.*	9,797	$829,316
HealthSouth Corp.	17,878	817,025
Insulet Corp.*	1,387	47,005
Insys Therapeutics, Inc.*,1	3,176	142,666
Intercept Pharmaceuticals, Inc.*	268	70,701
Intrexon Corp.*,1	16,760	1,093,590
Kite Pharma, Inc.*,1	12,123	882,191
The Medicines Co.*	14,624	459,047
Medidata Solutions, Inc.*	9,494	510,777
MEDNAX, Inc.*	11,948	1,011,279
Molina Healthcare, Inc.*	7,741	583,904
NantKwest, Inc.*	4,055	124,083
PAREXEL International Corp.*	6,283	433,276
PTC Therapeutics, Inc.*	7,810	399,950
Puma Biotechnology, Inc.*	147	13,318
Sangamo BioSciences, Inc.*	15,434	141,221
Unilife Corp.*	60,939	107,253
United Therapeutics Corp.*	400	67,744
Total Health Care		9,717,100
Industrials - 18.0%
A. O. Smith Corp.	3,528	253,381
The Advisory Board Co.*	6,790	406,721
American Woodmark Corp.*	1,519	99,889
Beacon Roofing Supply, Inc.*	11,217	392,595
Caesarstone Sdot-Yam, Ltd.	5,501	394,642
Carlisle Cos., Inc.	3,618	366,359
CEB, Inc.	1,729	132,303
Generac Holdings, Inc.*	6,018	211,051
KAR Auction Services, Inc.	12,989	505,662
Kirby Corp.*	1,675	121,287
MasTec, Inc.*	26,599	490,220
Meritor, Inc.*	27,988	394,071
Quanta Services, Inc.*	10,387	286,889
Stock Building Supply Holdings, Inc.*	3,438	66,628
Swift Transportation Co.*	17,283	411,681
TransUnion*	6,940	174,194
WABCO Holdings, Inc.*	3,938	486,225
Watsco, Inc.	8,496	1,089,527
Total Industrials		6,283,325
Information Technology - 26.6%
3D Systems Corp.*	18,916	248,934

1

AMG Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 26.6% (continued)
Belden, Inc.	6,830	$404,541
Benefitfocus, Inc.*,1	4,446	165,569
Blackhawk Network Holdings, Inc.*	13,141	603,566
Callidus Software, Inc.*	20,260	336,316
Cornerstone OnDemand, Inc.*	10,368	373,870
Cypress Semiconductor Corp.*	875	10,045
Ellie Mae, Inc.*	14,307	1,122,384
Envestnet, Inc.*	1,713	77,582
Euronet Worldwide, Inc.*	3,912	267,972
Fair Isaac Corp.	3,219	291,931
FleetMatics Group PLC*	12,888	616,949
FLIR Systems, Inc.	6,360	195,824
Fortinet, Inc.*	13,174	628,927
Gogo, Inc.*,1	4,080	74,378
Integrated Device Technology, Inc.*	544	10,396
InvenSense, Inc.*,1	6,850	89,735
Jack Henry & Associates, Inc.	6,749	471,485
Kulicke & Soffa Industries, Inc.*	8,234	85,716
MAXIMUS, Inc.	2,582	176,118
New Relic, Inc.*	3,582	124,654
Power Integrations, Inc.	1,070	41,473
QLogic Corp.*	31,751	281,631
Qorvo, Inc.*	9,962	577,298
RealPage, Inc.*	13,691	262,867
Rovi Corp.*	18,669	205,172
Semtech Corp.*	7,195	126,560
Silicon Laboratories, Inc.*	4,756	213,972
Synchronoss Technologies, Inc.*	4,497	214,957
Tangoe, Inc.*	31,450	346,579
Tessera Technologies, Inc.	7,967	276,136
Virtusa Corp.*	336	16,108
Web.com Group, Inc.*	13,135	326,930
Total Information Technology		9,266,575

	Shares	Value
Materials - 0.5%
Globe Specialty Metals, Inc.	10,875	$167,910
Telecommunication Services - 0.8%
Cogent Communications Holdings, Inc.	8,388	266,654
Total Common Stocks (cost $24,300,448)		34,304,232

	Principal Amount
Short-Term Investments - 6.8%
Repurchase Agreements - 6.8%[2]
Bank of Montreal, dated 07/31/15, due 08/03/15, 0.130%, total to be received $377,605 (collateralized by various U.S. Government Agency Obligations, 0.875% - 3.875%, 07/31/16 - 08/15/40, totaling $385,153)	$377,601	377,601
Citigroup Global Markets, Inc., dated 07/31/15, due 08/03/15, 0.160%, total to be received $1,000,013 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 04/30/16 - 09/01/47, totaling $1,020,000)	1,000,000	1,000,000
HSBC Securities USA Inc., dated 07/31/15, due 08/03/15, 0.140%, total to be received $1,000,012 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 08/01/22 - 08/01/48, totaling $1,020,001)	1,000,000	1,000,000
Total Repurchase Agreements		2,377,601
Total Short-Term Investments (cost $2,377,601)		2,377,601
Total Investments - 105.1% (cost $26,678,049)		36,681,833
Other Assets, less Liabilities - (5.1)%		(1,795,793)
Net Assets - 100.0%		$34,886,040

2

AMG TimesSquare All Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2015

	Shares	Value
Common Stocks - 98.4%
Consumer Discretionary - 19.9%
Charter Communications, Inc., Class A*,1	9,760	$1,813,994
Hilton Worldwide Holdings, Inc.*	52,040	1,397,274
Lowe’s Cos., Inc.	21,400	1,484,304
NIKE, Inc., Class B	12,320	1,419,510
Ross Stores, Inc.	27,450	1,459,242
Starbucks Corp.	17,005	985,100
The Walt Disney Co.	14,770	1,772,400
Total Consumer Discretionary		10,331,824
Consumer Staples - 2.2%
The WhiteWave Foods Co.*	22,165	1,144,157
Energy - 1.7%
Continental Resources, Inc.*	26,060	870,665
Financials - 10.9%
American Tower Corp.	15,980	1,519,858
McGraw Hill Financial, Inc.	13,795	1,403,641
Prudential Financial, Inc.	13,150	1,161,934
WisdomTree Investments, Inc.[1]	62,350	1,552,515
Total Financials		5,637,948
Health Care - 10.3%
Allergan PLC*	5,330	1,765,029
Envision Healthcare Holdings, Inc.*	36,375	1,629,600
Illumina, Inc.*	3,280	719,304
Shire PLC, ADR	4,665	1,244,669
Total Health Care		5,358,602
Industrials - 15.2%
Allegiant Travel Co.	7,470	1,589,093
Avis Budget Group, Inc.*	26,385	1,145,900
DigitalGlobe, Inc.*	31,355	664,099
Nielsen N.V.	15,960	773,422
On Assignment, Inc.*	30,845	1,181,980
Union Pacific Corp.	12,290	1,199,381
West Corp.	46,255	1,334,457
Total Industrials		7,888,332
Information Technology - 34.1%
Alliance Data Systems Corp.*	6,050	1,663,992
Apple, Inc.	18,409	2,233,012
Applied Materials, Inc.	57,975	1,006,446

	Shares	Value
Cognizant Technology Solutions Corp., Class A*	20,235	$1,276,828
CoStar Group, Inc.*	8,720	1,755,249
Facebook, Inc., Class A*	16,090	1,512,621
Global Payments, Inc.	6,000	672,540
Google, Inc., Class C*	3,881	2,427,992
MasterCard, Inc., Class A	15,850	1,543,790
Paycom Software, Inc.*	24,770	792,640
PayPal Holdings, Inc.*	28,535	1,104,304
TE Connectivity, Ltd.	17,305	1,054,221
The Ultimate Software Group, Inc.*	1,400	257,894
Xactly Corp.*	55,200	402,960
Total Information Technology		17,704,489
Materials - 4.1%
Ecolab, Inc.	10,655	1,233,956
PolyOne Corp.	26,960	923,919
Total Materials		2,157,875
Total Common Stocks (cost $43,681,298)		51,093,892

	Principal Amount
Short-Term Investments - 6.8%
Repurchase Agreements - 4.3%[2]
Bank of Montreal, dated 07/31/15, due 08/03/15, 0.130%, total to be received $253,271 (collateralized by various U.S. Government Agency Obligations, 0.875% - 3.875%, 07/31/16 - 08/15/40, totaling $258,333)	$253,268	253,268
Citigroup Global Markets, Inc., dated 07/31/15, due 08/03/15, 0.160%, total to be received $1,000,013 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 04/30/16 - 09/01/47, totaling $1,020,000)	1,000,000	1,000,000
HSBC Securities USA Inc., dated 07/31/15, due 08/03/15, 0.140%, total to be received $1,000,012 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 08/01/22 - 08/01/48, totaling $1,020,001)	1,000,000	1,000,000
Total Repurchase Agreements		2,253,268

3

AMG TimesSquare All Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 2.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	1,287,779	$1,287,779
Total Short-Term Investments (cost $3,541,047)		3,541,047

Value
Total Investments - 105.2% (cost $47,222,345)	$54,634,939
Other Assets, less Liabilities - (5.2)%	(2,710,214)
Net Assets - 100.0%	$51,924,725

4

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2015

	Shares	Value
Common Stocks - 97.0%
Consumer Discretionary - 19.6%
2U, Inc.*,1	55,350	$1,776,181
BJ’s Restaurants, Inc.*	9,783	504,411
Boot Barn Holdings, Inc.*	43,059	1,360,664
Bravo Brio Restaurant Group, Inc.*	35,476	460,833
Bridgepoint Education, Inc.*,1	68,702	647,173
Build-A-Bear Workshop, Inc.*	6,700	116,915
Carmike Cinemas, Inc.*	15,510	388,526
Century Casinos, Inc.*	18,100	111,858
Chegg, Inc.*,1	30,153	250,571
Chuy’s Holdings, Inc.*	27,541	782,440
Citi Trends, Inc.*	19,900	473,819
Culp, Inc.	7,700	232,925
Delta Apparel, Inc.*	41,600	511,264
Destination Maternity Corp.[1]	24,700	243,789
Destination XL Group, Inc.*	181,720	888,611
Entravision Communications Corp., Class A	95,816	734,909
Famous Dave’s of America, Inc.*	6,025	107,305
Good Times Restaurants, Inc.*	36,931	300,618
Grand Canyon Education, Inc.*	26,520	1,151,764
The Habit Restaurants, Inc., Class A*	38,583	1,146,301
Harte-Hanks, Inc.	43,400	203,546
Haverty Furniture Cos., Inc.	10,950	242,871
Hooker Furniture Corp.	9,185	229,166
iRobot Corp.*,1	9,470	291,581
Johnson Outdoors, Inc., Class A	4,925	103,918
Kirkland’s, Inc.	9,200	250,976
Kona Grill, Inc.*	89,735	1,708,554
LGI Homes, Inc.*,1	33,820	660,843
Libbey, Inc.	52,100	1,938,641
Liberty Tax, Inc.	10,600	278,356
Lifetime Brands, Inc.	21,600	314,064
M/I Homes, Inc.*	15,178	380,664
Malibu Boats, Inc., Class A*	52,255	1,009,044
The Marcus Corp.	24,325	509,852
MarineMax, Inc.*	52,083	940,619
Monarch Casino & Resort, Inc.*	11,400	212,154
Nautilus, Inc.*	20,600	435,278
Papa Murphy’s Holdings, Inc.*	86,691	1,673,136
Performance Sports Group, Ltd.*	44,810	735,780

	Shares	Value
Red Robin Gourmet Burgers, Inc.*	10,160	$931,164
Rentrak Corp.*,1	20,389	1,396,034
Rocky Brands, Inc.	5,725	103,966
Ruth’s Hospitality Group, Inc.	36,000	631,080
Saga Communications, Inc., Class A	2,900	117,450
Salem Media Group, Inc.	44,370	285,299
Sequential Brands Group, Inc.*,1	90,084	1,597,189
Skullcandy, Inc.*	28,500	208,335
Smith & Wesson Holding Corp.*	68,178	1,105,847
Spartan Motors, Inc.	27,100	120,324
Sportsman’s Warehouse Holdings, Inc.*	53,169	621,546
Stein Mart, Inc.	21,900	223,161
Stoneridge, Inc.*	28,700	349,279
Strattec Security Corp.	3,400	238,986
Summer Infant, Inc.*	50,300	100,600
Superior Uniform Group, Inc.	10,380	199,607
Tandy Leather Factory, Inc.*	99,200	841,216
Tower International, Inc.*	9,200	240,396
Unifi, Inc.*	10,700	330,202
Universal Electronics, Inc.*	47,400	2,457,216
West Marine, Inc.*	24,300	220,644
ZAGG, Inc.*	106,930	830,846
Zoe’s Kitchen, Inc.*,1	47,182	2,116,112
Total Consumer Discretionary		39,576,419
Consumer Staples - 2.4%
Calavo Growers, Inc.	31,220	1,701,802
The Chefs’ Warehouse, Inc.*,1	15,115	259,978
Craft Brew Alliance, Inc.*	34,200	353,286
Farmer Bros. Co.*	19,400	459,004
John B Sanfilippo & Son, Inc.	15,310	795,967
Landec Corp.*	63,900	853,065
Lifeway Foods, Inc.*	15,600	229,632
Nature’s Sunshine Products, Inc.	9,200	115,276
Total Consumer Staples		4,768,010
Energy - 2.0%
Callon Petroleum Co.*	79,370	519,080
Dawson Geophysical Co.*	152,059	628,004
Geospace Technologies Corp.*	2,880	50,227
Gulf Island Fabrication, Inc.	43,291	493,950
Gulfport Energy Corp.*	22,990	753,152

5

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 2.0% (continued)
Hallador Energy Co.[1]	29,100	$204,864
Panhandle Oil and Gas, Inc., Class A	12,100	215,622
Ring Energy, Inc.*,1	57,100	466,507
Synergy Resources Corp.*	73,160	711,847
Total Energy		4,043,253
Financials - 12.4%
AMERISAFE, Inc.	29,800	1,491,490
Arrow Financial Corp.	13,086	360,388
Ashford Hospitality Prime, Inc.	30,500	444,080
Asta Funding, Inc.*	48,800	407,480
Atlas Financial Holdings, Inc.*	53,000	978,380
Blue Capital Reinsurance Holdings, Ltd.	7,000	115,080
Boston Private Financial Holdings, Inc.	20,000	251,600
Cardinal Financial Corp.	21,323	498,105
CoBiz Financial, Inc.	78,810	1,007,980
Compass Diversified Holdings[1]	111,200	1,871,496
Consumer Portfolio Services, Inc.*	20,600	124,424
Cowen Group, Inc., Class A*	134,190	758,173
Crawford & Co., Class B	29,800	206,216
Diamond Hill Investment Group, Inc.	1,800	346,482
Farmland Partners, Inc.	11,100	122,100
FBR & Co.	21,300	500,550
Fidelity Southern Corp.	13,000	252,720
Financial Institutions, Inc.	20,275	497,549
First Bancorp	29,771	508,191
First Community Bancshares, Inc.	14,900	265,071
First Connecticut Bancorp, Inc.	7,500	120,900
First Defiance Financial Corp.	10,300	396,035
The First of Long Island Corp.	4,800	130,752
Flushing Financial Corp.	25,150	522,114
GAIN Capital Holdings, Inc.	31,300	218,474
Gladstone Land Corp.	11,000	110,330
Gramercy Property Trust, Inc.	20,025	489,812
Hallmark Financial Services, Inc.*	10,500	112,140
Heritage Commerce Corp.	11,800	130,862
Heritage Financial Corp.	28,747	508,822
HomeStreet, Inc.*	19,863	449,102
Horizon Bancorp Indiana	5,100	123,726
Independence Realty Trust, Inc.[1]	59,100	482,847

	Shares	Value
JMP Group LLC	32,700	$239,364
LaSalle Hotel Properties	13,800	459,126
LendingTree, Inc.*	14,913	1,236,586
Live Oak Bancshares, Inc.*,1	14,066	283,571
MainSource Financial Group, Inc.	11,300	247,357
Marlin Business Services Corp.	14,000	222,460
Mercantile Bank Corp.	15,870	326,922
Merchants Bancshares, Inc.	4,000	126,400
Metro Bancorp, Inc.	13,800	337,686
MidWestOne Financial Group, Inc.	4,100	132,799
National Interstate Corp.	4,600	116,196
Northrim BanCorp, Inc.	35,426	895,924
OceanFirst Financial Corp.	27,750	486,458
One Liberty Properties, Inc.[1]	16,200	366,120
Oppenheimer Holdings, Inc., Class A	22,600	513,020
Orrstown Financial Services, Inc.	7,300	123,370
Pacific Continental Corp.	17,700	235,056
Pacific Premier Bancorp, Inc.*	49,630	943,466
Preferred Bank	8,730	275,170
ServisFirst Bancshares, Inc.	8,397	326,139
Sierra Bancorp	7,100	117,860
Southwest Bancorp, Inc.	13,500	236,655
State Bank Financial Corp.	10,190	206,347
Stock Yards Bancorp, Inc.	12,790	471,439
Territorial Bancorp, Inc.	9,925	251,202
Washington Trust Bancorp, Inc.	9,475	376,821
West Bancorporation, Inc.	6,225	121,574
Whitestone REIT	42,100	544,353
Total Financials		25,022,912
Health Care - 22.8%
AAC Holdings, Inc.*,1	32,873	1,249,503
Acceleron Pharma, Inc.*	5,053	144,718
Aceto Corp.	13,700	320,991
Adaptimmune Therapeutics PLC, ADR*,1	23,400	352,170
Addus HomeCare Corp.*	8,800	238,832
Amicus Therapeutics, Inc.*	45,363	779,790
AMN Healthcare Services, Inc.*	17,893	526,591
AtriCure, Inc.*	81,915	2,276,418
aTyr Pharma, Inc.*,1	23,007	431,381

6

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 22.8% (continued)
BioCryst Pharmaceuticals, Inc.*,1	52,824	$817,716
BioScrip, Inc.*,1	117,650	295,302
BioTelemetry, Inc.*	32,300	395,029
Blueprint Medicines Corp.*	32,940	890,039
Cardiovascular Systems, Inc.*	6,288	187,634
Coherus Biosciences, Inc.*,1	34,685	1,216,750
ConforMIS, Inc.*	23,439	540,972
Cross Country Healthcare, Inc.*	56,827	685,902
Cutera, Inc.*	16,700	253,506
Digirad Corp.	26,200	114,494
Dynavax Technologies Corp.*	15,433	453,885
EndoChoice Holdings, Inc.*	22,723	368,113
Endologix, Inc.*	26,675	380,385
Entellus Medical, Inc.*,1	27,575	620,438
Epizyme, Inc.*,1	30,834	687,907
Evolent Health, Inc., Class A*	33,855	722,127
Exactech, Inc.*	68,200	1,362,636
Five Prime Therapeutics, Inc.*	22,944	539,643
Fluidigm Corp.*	6,505	130,295
Foundation Medicine, Inc.*	4,603	93,418
Glaukos Corp.*	36,532	1,161,353
Harvard Bioscience, Inc.*,1	44,100	215,649
HealthEquity, Inc.*	18,982	638,934
HealthStream, Inc.*	21,021	589,849
Heska Corp.*	3,900	131,625
Icad, Inc.*	14,580	49,864
Ignyta, Inc.*	28,855	399,930
Imprivata, Inc.*	54,937	835,042
Inogen, Inc.*	44,339	1,971,312
Intersect ENT, Inc.*	50,003	1,483,589
Juniper Pharmaceuticals, Inc.*	12,200	124,440
K2M Group Holdings, Inc.*	52,412	1,199,187
LDR Holding Corp.*	40,736	1,851,859
MacroGenics, Inc.*	16,531	621,566
MiMedx Group, Inc.*,1	40,201	431,357
Mirati Therapeutics, Inc.*,1	6,204	177,496
NeoGenomics, Inc.*	54,410	332,445
Nevro Corp.*	6,309	320,308
Nivalis Therapeutics, Inc.*	31,965	542,446
Nobilis Health Corp.*,1	51,938	305,915

	Shares	Value
NxStage Medical, Inc.*	10,408	$148,626
Pacific Biosciences of California, Inc.*,1	55,238	314,304
The Providence Service Corp.*	9,400	442,364
Repligen Corp.*	20,676	723,867
Retrophin, Inc.*	36,538	1,159,716
Revance Therapeutics, Inc.*	18,880	585,846
RTI Surgical, Inc.*	71,900	523,432
Sarepta Therapeutics, Inc.*	17,937	572,549
Seres Therapeutics, Inc.*,1	11,211	424,336
Sientra, Inc.*	46,660	1,084,845
Spark Therapeutics, Inc.*,1	4,626	284,221
Streamline Health Solutions, Inc.*	107,021	277,184
SurModics, Inc.*	53,500	1,256,715
Symmetry Surgical, Inc.*	11,775	98,086
Synergy Pharmaceuticals, Inc.*,1	94,966	866,090
Teladoc, Inc.*	33,508	1,057,848
TG Therapeutics, Inc.*,1	36,876	643,486
U.S. Physical Therapy, Inc.	38,176	2,017,983
uniQure NV*	15,307	394,155
Utah Medical Products, Inc.	2,100	114,807
Vascular Solutions, Inc.*	12,000	446,760
Verastem, Inc.*,1	19,473	142,153
Xencor, Inc.*	22,224	497,595
XenoPort, Inc.*	37,985	277,291
Zafgen, Inc.*	12,543	476,258
Zeltiq Aesthetics, Inc.*	25,820	886,917
Total Health Care		46,178,185
Industrials - 13.7%
ACCO Brands Corp.*	121,400	993,052
Air Transport Services Group, Inc.*	25,580	264,753
Alamo Group, Inc.	8,059	423,420
Ameresco, Inc., Class A*	30,800	212,520
Astronics Corp.*	6,986	433,147
AZZ, Inc.	35,600	1,842,300
Barrett Business Services, Inc.	9,600	397,440
Builders FirstSource, Inc.*	47,850	719,664
Celadon Group, Inc.	23,487	509,668
Columbus McKinnon Corp.	91,900	2,155,974
Covenant Transportation Group, Inc., Class A*	50,206	1,185,364
CRA International, Inc.*	14,750	344,265
Ducommun, Inc.*	24,770	593,242

7

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 13.7% (continued)
Dynamic Materials Corp.	21,000	$236,880
Echo Global Logistics, Inc.*	24,141	779,754
Ennis, Inc.	88,550	1,485,869
FreightCar America, Inc.	22,500	433,350
Furmanite Corp.*	59,900	390,548
Gibraltar Industries, Inc.*	11,475	219,632
Global Brass & Copper Holdings, Inc.	13,700	230,845
GP Strategies Corp.*	31,100	892,259
The Greenbrier Cos., Inc.	26,300	1,203,225
Hudson Technologies, Inc.*	161,140	547,876
Hurco Cos., Inc.	3,500	109,550
Interface, Inc.	35,300	916,741
Jason Industries, Inc.*,1	29,790	175,165
The KEYW Holding Corp.*	55,300	449,589
Kimball International, Inc., Class B	9,800	110,936
LB Foster Co., Class A	12,550	368,343
Lydall, Inc.*	12,000	356,520
Marten Transport, Ltd.	22,840	442,868
Mistras Group, Inc.*	10,260	184,577
Neff Corp., Class A*	39,347	324,219
NN, Inc.	48,130	1,098,808
Old Dominion Freight Line, Inc.*	14,225	1,040,559
Orion Marine Group, Inc.*	29,900	216,476
PAM Transportation Services, Inc.*	2,000	105,200
Patrick Industries, Inc.*	32,370	1,166,615
PGT, Inc.*	58,470	939,613
Power Solutions International, Inc.*	423	17,546
Quality Distribution, Inc.*	14,800	235,468
Radiant Logistics, Inc.*	124,720	791,972
Sparton Corp.*	44,370	1,058,668
Sun Hydraulics Corp.	14,220	503,672
US Ecology, Inc.	13,337	612,035
VSE Corp.	2,200	104,280
Total Industrials		27,824,467
Information Technology - 19.4%
Actua Corp.*	24,122	355,317
American Software, Inc., Class A	38,950	359,119
Apigee Corp.*,1	40,686	327,522
Applied Optoelectronics, Inc.*,1	36,959	718,853
Aspen Technology, Inc.*	7,300	323,974

	Shares	Value
Bel Fuse, Inc., Class B	10,200	$225,216
Benefitfocus, Inc.*,1	29,357	1,093,254
BroadSoft, Inc.*	25,940	905,825
Callidus Software, Inc.*	80,051	1,328,847
Cascade Microtech, Inc.*	7,618	113,584
Ciber, Inc.*	107,200	354,832
comScore, Inc.*	5,590	327,015
Cray, Inc.*	9,778	253,641
CTS Corp.	26,900	505,451
Cvent, Inc.*	11,448	308,180
CYREN, Ltd.*	172,400	360,316
Datalink Corp.*	29,600	200,688
Digi International, Inc.*	22,683	229,552
Dot Hill Systems Corp.*	38,400	242,688
ePlus, Inc.*	2,700	207,657
Evolving Systems, Inc.	12,900	108,747
Exa Corp.*	10,900	121,862
Gigamon, Inc.*	11,206	301,217
Glu Mobile, Inc.*	338,513	1,985,379
GSI Group, Inc.*	98,630	1,397,587
The Hackett Group, Inc.	17,300	221,440
Hortonworks, Inc.*,1	17,425	422,730
Information Services Group, Inc.	51,000	224,400
Inphi Corp.*	78,133	1,775,963
Interactive Intelligence Group, Inc.*,1	30,330	1,257,482
IXYS Corp.	30,812	322,294
Lionbridge Technologies, Inc.*	75,900	446,292
Luxoft Holding, Inc.*	10,272	644,671
Marchex, Inc., Class B	23,400	107,640
Materialise N.V., ADR*,1	68,119	596,722
MINDBODY, Inc.*	26,165	256,417
NCI, Inc., Class A	23,600	265,500
NeoPhotonics Corp.*	70,743	626,783
Paylocity Holding Corp.*	17,889	642,573
PC Connection, Inc.	19,546	433,726
PC-Tel, Inc.	33,300	234,765
PFSweb, Inc.*	9,200	116,104
Q2 Holdings, Inc.*	66,039	1,795,601
QAD, Inc., Class A	4,800	128,112
Radisys Corp.*	93,400	267,124

8

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 19.4% (continued)
Rapid7, Inc.*,1	18,592	$427,244
The Rubicon Project, Inc.*	64,902	1,131,242
Ruckus Wireless, Inc.*	42,786	527,551
Sapiens International Corp. N.V.[1]	71,120	763,118
ShoreTel, Inc.*	68,000	482,120
Silicon Motion Technology Corp. ADR	10,550	277,676
Silver Spring Networks, Inc.*	49,882	558,678
SPS Commerce, Inc.*	10,590	764,069
Stamps.com, Inc.*	4,117	282,426
Tangoe, Inc.*	31,650	348,783
TechTarget, Inc.*	84,744	733,883
TESSCO Technologies, Inc.	53,200	1,312,444
Textura Corp.*	31,469	912,601
Tucows, Inc., Class A*,1	4,200	111,552
Tyler Technologies, Inc.*	15,450	2,155,893
Ultra Clean Holdings, Inc.*	97,600	739,808
Virtusa Corp.*	20,864	1,000,220
Vishay Precision Group, Inc.*	60,360	842,626
Wix.com, Ltd.*	30,913	865,564
Xplore Technologies Corp.*	53,400	279,282
Yodlee, Inc.*	101,684	1,277,151
Total Information Technology		39,236,593
Materials - 2.1%
FutureFuel Corp.	15,600	178,464
Koppers Holdings, Inc.	29,200	592,760
Materion Corp.	15,825	484,245
Myers Industries, Inc.	19,400	293,522
OMNOVA Solutions, Inc.*	178,700	1,156,189
Trecora Resources*	14,600	203,816
UFP Technologies, Inc.*,1	5,325	105,914
Universal Stainless & Alloy Products, Inc.*,1	46,000	621,460
US Concrete, Inc.*	16,867	713,980
Total Materials		4,350,350
Telecommunication Services - 1.8%
8x8, Inc.*	37,519	326,790
Boingo Wireless, Inc.*	115,368	1,122,531
Hawaiian Telcom Holdco, Inc.*	8,900	221,610

	Shares	Value
IDT Corp., Class B	23,900	$406,778
inContact, Inc.*	61,454	570,293
Premiere Global Services, Inc.*	55,500	598,845
Towerstream Corp.*	216,300	341,754
Total Telecommunication Services		3,588,601
Utilities - 0.8%
Chesapeake Utilities Corp.	8,962	460,826
Connecticut Water Service, Inc.	6,700	228,068
Middlesex Water Co.	10,500	238,770
Unitil Corp.	21,000	746,550
Total Utilities		1,674,214
Total Common Stocks (cost $156,556,855)		196,263,004
Exchange Traded Funds - 0.2%
SPDR S&P Regional Banking ETF[1] (cost $250,802)	8,500	370,770
Rights - 0.0%#
BioScrip, Inc. Rights, expire 08/01/15,* (cost $0)	342	—
Warrants - 0.0%#
Imperial Holdings, Inc. Warrants,* (cost $36)	3,571	—

	Principal Amount
Short-Term Investments - 9.5%
Repurchase Agreements - 6.3%[2]
Citigroup Global Markets, Inc., dated 07/31/15, due 08/03/15, 0.160%, total to be received $3,050,411 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 04/30/16 - 09/01/47, totaling $3,111,377)	$3,050,370	3,050,370
HSBC Securities USA Inc., dated 07/31/15, due 08/03/15, 0.140%, total to be received $3,050,406 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 08/01/22 - 08/01/48, totaling $3,111,380)	3,050,370	3,050,370

9

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Merrill Lynch, Pierce. Fenner & Smith, Inc., dated 07/31/15, due 08/03/15, 0.130%, total to be received $2,453,079 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.125%, 11/15/15 - 02/15/42, totaling $2,502,113)	$2,453,052	$2,453,052
Mizuho Securities USA, Inc., dated 07/31/15, due 08/03/15, 0.190%, total to be received $3,050,418 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 06/13/16 - 07/01/43, totaling $3,111,377)	3,050,370	3,050,370
State of Wisconsin Investment Board, dated 07/31/15, due 08/03/15, 0.250%, total to be received $1,239,474 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 01/15/17 - 02/15/42, totaling $1,264,417)	1,239,448	1,239,448
Total Repurchase Agreements		12,843,610

	Shares	Value
Other Investment Companies - 3.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	6,448,781	$6,448,781
Total Short-Term Investments (cost $19,292,391)		19,292,391
Total Investments - 106.7% (cost $176,100,084)		215,926,165
Other Assets, less Liabilities - (6.7)%		(13,566,953)
Net Assets - 100.0%		$202,359,212

10

AMG Managers Real Estate Securities Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2015

	Shares	Value
REITs - 99.2%
Apartments - 17.8%
Apartment Investment & Management Co., Class A	133,640	$5,222,651
AvalonBay Communities, Inc.	98,080	16,903,107
Camden Property Trust	28,920	2,302,900
Equity Residential	172,110	12,875,549
Essex Property Trust, Inc.	69,950	15,732,455
Post Properties, Inc.	14,670	835,310
UDR, Inc.	201,750	6,821,168
Total Apartments		60,693,140
Diversified - 11.4%
Digital Realty Trust, Inc.	66,360	4,264,957
Duke Realty Corp.	385,050	7,766,459
Liberty Property Trust	165,798	5,642,106
PS Business Parks, Inc.	69,310	5,336,177
Vornado Realty Trust	117,190	11,431,884
Washington Real Estate Investment Trust	168,060	4,510,730
Total Diversified		38,952,313
Health Care - 9.3%
Health Care REIT, Inc.	180,373	12,512,475
Healthcare Realty Trust, Inc.	69,990	1,682,560
Physicians Realty Trust	116,140	1,862,886
Senior Housing Properties Trust	98,020	1,692,805
Ventas, Inc.	209,650	14,065,418
Total Health Care		31,816,144
Hotels - 6.7%
Chesapeake Lodging Trust	135,470	4,344,523
Host Hotels & Resorts, Inc.	442,160	8,569,061
Pebblebrook Hotel Trust	26,360	1,072,852
Strategic Hotels & Resorts, Inc.*	298,030	4,074,070
Sunstone Hotel Investors, Inc.	341,550	4,805,608
Total Hotels		22,866,114
Office Properties - 16.3%
Boston Properties, Inc.	130,000	16,026,400
Brandywine Realty Trust	390,940	5,383,244
Empire State Realty Trust, Inc., Class A	148,210	2,635,174
Equity Commonwealth*	77,960	2,042,552
Highwoods Properties, Inc.	105,340	4,459,042
Hudson Pacific Properties, Inc.	316,990	9,756,952
Kilroy Realty Corp.	102,650	7,272,753

	Shares	Value
Mack-Cali Realty Corp.	63,800	$1,329,592
Paramount Group, Inc.	92,250	1,648,508
SL Green Realty Corp.	42,470	4,889,996
Total Office Properties		55,444,213
Regional Malls - 13.7%
General Growth Properties, Inc.	546,340	14,827,668
Simon Property Group, Inc.	135,940	25,450,687
Taubman Centers, Inc.	85,590	6,402,132
Total Regional Malls		46,680,487
Shopping Centers - 8.5%
DDR Corp.	322,030	5,249,089
Federal Realty Investment Trust	14,880	2,035,435
Kimco Realty Corp.	223,330	5,518,484
Ramco-Gershenson Properties Trust	184,080	3,118,315
Regency Centers Corp.	50,160	3,208,735
Retail Opportunity Investments Corp.	253,180	4,342,037
Urban Edge Properties	103,442	2,220,900
Weingarten Realty Investors	87,580	3,081,064
Total Shopping Centers		28,774,059
Storage - 8.0%
CubeSmart	154,470	4,040,935
Public Storage	91,480	18,769,866
Sovran Self Storage, Inc.	45,890	4,369,187
Total Storage		27,179,988
Warehouse/Industrials - 7.5%
CyrusOne, Inc.	179,450	5,516,293
First Industrial Realty Trust, Inc.	171,270	3,586,394
Prologis, Inc.	303,060	12,307,267
QTS Realty Trust, Inc., Class A	59,910	2,486,265
Rexford Industrial Realty, Inc.	110,320	1,607,362
Total Warehouse/Industrials		25,503,581
Total REITs (cost $309,781,547)		337,910,039

11

AMG Managers Real Estate Securities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 1.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08% (cost $3,277,449)	3,277,449	$3,277,449

Value
Total Investments - 100.2% (cost $313,058,996)	$341,187,488
Other Assets, less Liabilities - (0.2)%	(571,874)
Net Assets - 100.0%	$340,615,614

12

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At July 31, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Frontier Small Cap Growth Fund	$27,169,166	$11,163,586	$(1,650,919)	$9,512,667
AMG TimesSquare All Cap Growth Fund	47,306,787	8,795,723	(1,467,571)	7,328,152
AMG Managers Emerging Opportunities Fund	179,306,179	44,938,443	(8,318,457)	36,619,986
AMG Managers Real Estate Securities Fund	314,705,234	29,143,959	(2,661,705)	26,482,254

*	Non-income producing security.
#	Rounds to less than 0.1%.
[1]	Some or all of these shares were out on loan to various brokers as of July 31, 2015 amounting to the following:

Fund	Market Value	% of Net Assets
AMG Frontier Small Cap Growth Fund	$2,368,426	6.8%
AMG TimesSquare All Cap Growth Fund	2,254,927	4.3%
AMG Managers Emerging Opportunities Fund	12,416,633	6.1%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the July 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Fund’s investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except other ETF’s, which are valued the same as equity securities.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee and Pricing Committee are the committees appointed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which

13

Notes to Schedules of Portfolio Investments (continued)

the Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1—inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3—inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of July 31, 2015, the securities in the AMG Managers Real Estate Securities Fund were all valued using Level 1 inputs. For a detailed breakout of the REITs by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of July 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Frontier Small Cap Growth Fund
Investments in Securities
Common Stocks†	$34,304,232	—	—	$34,304,232
Short-Term Investments
Repurchase Agreements	—	$2,377,601	—	2,377,601

Total Investments in Securities	$34,304,232	$2,377,601	—	$36,681,833

14

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare All Cap Growth Fund
Investments in Securities
Common Stocks†	$51,093,892	—	—	$51,093,892
Short-Term Investments
Repurchase Agreements	—	$2,253,268	—	2,253,268
Other Investment Companies	1,287,779	—	—	1,287,779

Total Investments in Securities	$52,381,671	$2,253,268	—	$54,634,939

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Emerging Opportunities Fund
Investments in Securities
Common Stocks†	$196,263,004	—	—	$196,263,004
Exchange Traded Funds	370,770	—	—	370,770
Rights	—	—	—
Warrants	—	—	—
Short-Term Investments
Repurchase Agreements	—	$12,843,610	—	12,843,610
Other Investment Companies	6,448,781	—	—	6,448,781

Total Investments in Securities	$203,082,555	$12,843,610	—	$215,926,165

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of July 31, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

ETF: Exchange Traded Fund

REIT: Real Estate Investment Trust

15

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: September 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: September 14, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: September 14, 2015